Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 10,189,606	¥ 5,026,589	¥ 3,051,082
Government grants	41,713	72,674	41,565
Impairment of long-lived assets	29,660	17,372	12,239
Inventory reserve	69,730	55,397	7,221
Accruals and others	457,366	591,354	452,612
Leases	502,799
Valuation allowance	(10,277,822)	(5,763,386)	(3,564,719)	¥ (2,214,951)
Sub-total	1,013,052	0	0
Components of Deferred Tax Liabilities [Abstract]
Leases	(509,441)
Acquired intangible assets	(907,629)	0	0
Sub-total	(1,417,070)
Total deferred tax liabilities, net	¥ (404,018)	¥ 0	¥ 0